Cover	12 Months Ended
Aug. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Aug. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--08-31
Entity File Number	001-32500
Entity Registrant Name	TRX GOLD CORPORATION
Entity Central Index Key	0001173643
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	277 Lakeshore Road East
Entity Address, Address Line Two	Suite 403
Entity Address, Address Line Three	Oakville
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	L6J 1H9
City Area Code	844
Local Phone Number	364-1830
Title of 12(b) Security	Common Shares
Trading Symbol	TRX
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	277,625,317
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1173
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1015 15th Street N.W.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20005
City Area Code	202
Local Phone Number	572-3133
Contact Personnel Name	National Registered Agents, Inc.